SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 10:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by grantees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

In June 2013, the Option plan was extended for another period of ten years, until December 31, 2023.

During the years 2019, 2020 and 2021, the Company did not grant any option to purchase shares.

2.	A summary of the Company’s stock option activity and related information is as follows:

	Year ended December 31
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Outstanding at Beginning of year	334,839	2.31	564,197	2.64
Granted	-	-	-	-
Exercised	(44,964)	0.41	(123,545)	0.1
Canceled and forfeited	(76,000)	2.22	(105,813)	2.94
Outstanding at end of year	213,875	1.23	334,839	2.31
Exercisable at end of year	159,500	1.28	193,089	1.73

The weighted average fair value of options granted during the year ended December 31, 2018 was $1.87 per option.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2018 grants: risk-free rate of 2.89% and 3.04%, dividend yield of 0%, expected volatility factor of 238% and 240% and expected term of 6.25 years.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its stock-based employee compensation awards were $31 and $211 for the years ended December 31, 2021 and 2020, respectively.

The following table summarizes the allocation of the stock-based compensation and warrants charge

	Year e Ended December 31,
	2021	2020
	$	$
Cost of revenues	7	84
Research and development expenses	12	48
Selling and marketing expenses	7	77
General and administrative expenses	5	2

	31	211

The options outstanding and exercisable as of December 31, 2021, have been separated into ranges of exercise prices as follows:

	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-2.00	207,875	7.09	1.11	-	153,500	7.10	1.13	-
3.00-5.00	6,000	7.00	4.96	-	6,000	7.00	4.96	-
	213,875	7.08	1.22	-	159,500	7.10	1.27	-

The total intrinsic value of options exercised for the years ended December 31, 2021 and 2020 was $0 and $0, respectively, based on the Company’s average stock price of $1.16 and $1.04, during the years ended on those dates, respectively.

A summary of the status of the Company’s non-vested options granted to employees as of December 31, 2021 and changes during the year ended December 31, 2021 is presented below:

	Options	Weighted– average grant-date fair value
Non-vested as of December 31, 2020	141,750	1.64
Granted	-	-
Vested	(54,375)	1.07
Forfeited and canceled	(33,000)	3.52
Non-vested as of December 31, 2021	54,375	1.07

As of December 31, 2021, there was $66 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 0.61 years.

d.
Private placements and warrants:

During 2019, the Company issued 348,132 warrants to purchase the Company ordinary shares at an exercise price of $0.76 per share.

During 2020 and 2021, the Company issued 2.38 million warrants to purchase the Company ordinary shares at an exercise price of $1.7 per share. The warrants are exercisable until July 2025.

e.
Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.